Accounting Policies	3 Months Ended
Apr. 30, 2012
Accounting Policies
Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents. At April 30, 2012 and July 31, 2011, respectively, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At April 30, 2012 and July 31, 2011, respectively, there were no balances that exceeded the federally insured limit.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]

Share Based Payments

Generally, all forms of share-based payments, including stock option grants, restricted stock grants and stock appreciation rights, are measured at their fair value on the awards’ grant date, and based on the estimated number of awards that are ultimately expected to vest. Share-based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from share-based payments are recorded as a component of general and administrative expense.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Intangible assets are stated at cost less accumulated amortization and, if impaired, at fair value. They are amortized in accordance with the relevant income stream or by using the straight line method over their useful lives from the time they are first available for use. The estimated useful lives vary according to the specific asset but are typically: 1 to 12 years for customer contracts and relationships; 3 to 8 years for capitalized software; 3 to 10 years for patents, trademarks and licenses; and 3 to 8 years for capitalized development currently being amortized.

Intangible assets which are not yet being amortized are subject to annual impairment reviews.

Goodwill

Goodwill arises on the acquisition of a business when the fair value of the consideration given exceeds the fair value attributed to the net assets acquired (including contingent liabilities). It is subject to annual impairment reviews.

Stockholders' Equity, Policy [Policy Text Block]

On January 15, 2012, the Company amended its articles of incorporation to increase authorized common stock to 250,000,000 shares and authorize 5,000,000 in preferred shares.

During the nine months ended April 30, 2012, the Company converted $194,878 in notes into 93,190,993 shares of common stock.

As a result of these transactions, there were 106,216,193 common shares issued and outstanding and no preferred shares authorized at April 30, 2012.

At April 30, 2012, the Company’s former majority shareholder held 462,167 common shares.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (‘ASC”) Topic 260, “Earnings per Share,”  Basic earnings per share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all dilutive potential of shares of common stock outstanding during the period including stock options or warrants, using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method. Diluted EPS excludes all dilutive potential of shares of common stock if their effect is anti-dilutive. The computation of basic and diluted loss per share for the period from April 28, 2008 (inception) to April 30, 2012, is equivalent since the Company has had continuing losses.

Lease, Policy [Policy Text Block]

The Company currently occupies office space in Merritt Island, Florida sub-leased from a consultant which also provides financial, accounting, compliance and other support services to the Company on a three year consulting agreement.  The rent payable under the consulting agreement is not separately stated and is included in the monthly consulting fee payable for the services agreed.  The services include use of office equipment, software, servers, and office personnel of the consultant, as well as use of the consultant’s offices as the mailing address for the Company.

Segment Reporting, Policy [Policy Text Block]	Segment Information During the three and nine months ended April 30, 2012 and 2011, the Company only operated in one segment; therefore, segment information has not been presented.
Subsequent Events, Policy [Policy Text Block]

Acquisition:

Clarrix Energy, LLC

The Company has entered into an acquisition agreement dated March 12, 2012 to acquire Clarrix Energy, LLC from its sole member, Élan Energy & Water, Inc., a related party, for a total of forty million (40,000,000) common shares and 5,000,000 Series A Convertible Preferred Shares of the Company.  The acquisition closed on May 30, 2012.  When issued, the Series A Convertible Preferred Stock will be a voting stock which votes on a par with the common shares except that the Series A Preferred always has a vote equal to 51 percent of the total votes eligible to vote on any matter, and is convertible at the election of the holder into 51 percent of the resulting common shares outstanding at the time of the election to convert.

Clarrix Energy, LLC provides energy consultative and brokerage services to business of all sizes. The objective of these services is to decrease utility costs in as many ways as possible for every client. The company currently has agreements with energy suppliers in 10 states, and is in pursuit of additional supply partners.

Clarrix Energy was founded in 2011 by a management team composed of a diverse group of highly skilled executives with broad base of skills medicine, finance, web development, and retail.  The company’s initial source of revenue is from commissions generated by saving businesses from 1 to 25% on their utility bills. Management will be diligently searching for products and services for clients, including solar, surge protection, lighting and more.

The deregulation of energy by the federal government has created multiple opportunities in the energy sector. Multiple states allow businesses and consumers to select the supplier of their commodity (gas or electricity).  This, of course, is intended to give business the opportunity to save on their utility costs.

The company will be focusing on a creative online strategy to attract and manage clients. Management is developing a sales force in all areas their supply agreements allow. Management plans to technology and state-of-the-art web and social networking strategies to maximize lead generation and minimize advertising costs.

Share issues:

During May of 2012, the Company converted $10,678 of notes payable into 22,135,354 common shares.

During May of 2012, the Company issued 40,000,000 common shares to acquire Clarrix Energy as referenced in Note 8 above.

As a result of these transactions, there were 168,351,547 common shares outstanding at June 14, 2012.